Share Purchase Warrants (Tables)	12 Months Ended
Oct. 31, 2023
Share Purchase Warrants [Abstract]
Schedule of Share Purchase Warrants	The following table summarizes the changes in the Company’s share purchase warrants:
	Number of warrants		Weighted average exercise price

Balance, October 31, 2021	17,555		$482.55

Issued (i)	2,208		1,325.67	(*)

Balance, October 31, 2022	19,763		576.66

Issuance of underwriter warrants (Note 8c (i))	1,923		243.75
Issuance of April 2023 warrants (Note 7a)	150,191	(**)	5.124
Issuance of September 2023 warrants (Note 7b)	250,000		9.00
Issuance of Medigus warrants (Note 8c (i))	75		1,297.67	(*)
Expiration of warrants	(11,430)		922.98
Exercise of warrants (Note 7a)	(26,153)		5.124

Balance, October 31, 2023	384,369		$7.90
Number of shares to be issued from the exercise of warrants	826,781	(***)
(*)	Warrants issued with an exercise price of CAD$1,800.00.
(**)	These warrants convert into 685,883 shares.
(***)	See note 19(b).

Schedule of Share Purchase Warrants were Outstanding	As of October 31, 2023, the following share purchase warrants were outstanding:
Number of warrants outstanding	Number of shares to be issued from the exercise of warrants		Exercise price		Exercise price (USD)	Expiry date

8,333	8,333		C$	135.00	$97.33	April 22, 2024
1,923	1,923			$243.75	$243.75	November 17, 2027
124,038	566,450			$5.124	$5.124	April 6, 2028
75	75		C$	1,800	$1,297.67	November 23, 2024
250,000	250,000			$9.00	$9.00	September 17, 2028
384,369	826,781	(*)
(*)	See note 19(b).